Significant Accounting Policies - Summary of Projected Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year	$ 2,792	$ 1,882
Service cost	759	738
Interest cost	29	30
Actuarial (gain)/loss	289	492
Benefits paid	(543)	(400)
Other	254	(273)
Foreign currency translation adjustment	(229)	323
Projected benefit obligation at end of year	$ 3,351	$ 2,792